Risk Report - Impaired loans, allowance for loan losses and coverage ratios by industry (Detail) - EUR (€) € in Millions	Dec. 31, 2017		Dec. 31, 2016
Total Impaired Loans [Member]
Impaired Loans by Industry Sector [Line Items]
Financial intermediation	€ 129		€ 133
Fund management activities	16		21
Manufacturing	685		754
Wholesale and retail trade	521		707
Households	2,388		2,661
Commercial real estate activities	376		422
Public sector	74		19
Other	2,046	[1]	2,731	[2]
Total	6,234		7,447
Individually assessed [Member]
Impaired Loans by Industry Sector [Line Items]
Financial intermediation	121		122
Fund management activities	8		14
Manufacturing	520		524
Wholesale and retail trade	333		472
Households	155		193
Commercial real estate activities	345		385
Public sector	74		19
Other	1,792	[1]	2,397	[2]
Total	3,348		4,126
Collectively assessed [Member]
Impaired Loans by Industry Sector [Line Items]
Financial intermediation	8		11
Fund management activities	8		7
Manufacturing	165		229
Wholesale and retail trade	188		234
Households	2,233		2,467
Commercial real estate activities	30		37
Public sector	0		0
Other	254	[1]	334	[2]
Total	2,886		3,321
Total loan loss allowance [Member]
Impaired Loans by Industry Sector [Line Items]
Financial intermediation	44		77
Fund management activities	4		5
Manufacturing	635		707
Wholesale and retail trade	394		413
Households	1,526		1,754
Commercial real estate activities	168		233
Public sector	17		7
Other	1,132	[1]	1,351	[2]
Total	3,921		4,546
Individually assessed allowance [Member]
Impaired Loans by Industry Sector [Line Items]
Financial intermediation	1		27
Fund management activities	1		1
Manufacturing	439		476
Wholesale and retail trade	211		223
Households	153		220
Commercial real estate activities	115		168
Public sector	6		4
Other	840	[1]	953	[2]
Total	1,766		2,071
Collectively assessed allowance for impaired loans [Member]
Impaired Loans by Industry Sector [Line Items]
Financial intermediation	3		3
Fund management activities	0		0
Manufacturing	146		149
Wholesale and retail trade	156		161
Households	1,290		1,466
Commercial real estate activities	11		25
Public sector	0		0
Other	139	[1]	168	[2]
Total	1,745		1,972
Collectively assessed allowance for non-impaired loans [Member]
Impaired Loans by Industry Sector [Line Items]
Financial intermediation	40		47
Fund management activities	3		4
Manufacturing	51		82
Wholesale and retail trade	27		29
Households	83		67
Commercial real estate activities	42		39
Public sector	12		3
Other	153	[1]	230	[2]
Total	€ 410		€ 503
Impaired loan coverage ratio in % [Member]
Impaired Loans by Industry Sector [Line Items]
Financial intermediation coverage ratio	34.00%		58.00%
Fund management activities coverage ratio	24.00%		26.00%
Manufacturing coverage ratio	93.00%		94.00%
Wholesale and retail trade coverage ratio	76.00%		58.00%
Households coverage ratio	64.00%		66.00%
Commercial real estate activities coverage ratio	45.00%		55.00%
Public sector coverage ratio	24.00%		35.00%
Other coverage ratio	55.00%	[1]	49.00%	[2]
Total coverage ratio	63.00%		61.00%

[1]	Thereof: Transportation, storage and communication - Total Impaired Loans 808million/Total Loan loss allowance 469million. Real estate; renting and business activities - 482million/ 234million, Construction - 378million/ 144million, Mining and quarrying - 169million/ 116million.
[2]	Thereof: Transportation, storage and communication - Total Impaired Loans 1.1billion/Total Loan loss allowance 650million, Real estate; renting and business activities - 489million/ 230million, Construction: 309million/ 170million, Mining and quarrying - 232million/ 103million